Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of general information about Himax Technologies, Inc.'s subsidiaries

Following is general information about Himax Technologies, Inc.’s subsidiaries:

				Percentage of Ownership
		Main	Jurisdiction of	December 31,	December 31,
Investor	Subsidiary	activities	Incorporation	2019	2020
Himax Technologies, Inc.	Himax Technologies Limited (“Himax Taiwan”)	IC design and sales	ROC	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Technologies, Inc.	Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%
Himax Technologies Limited	Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Suzhou) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%

				Percentage of Ownership
		Main	Jurisdiction of	December 31,	December 31,
Investor	Subsidiary	activities	Incorporation	2019	2020
Himax Technologies (Samoa), Inc.	Himax Technologies (Shenzhen) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies Limited	Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	82.68%	82.68%
Himax Display, Inc.	Integrated Microdisplays Limited	LCOS design	Hong Kong	82.68%	82.68%
Himax Display, Inc.	Himax Display (USA) Inc.	LCOS and MEMS design, sales and technical support	Delaware, USA	82.68%	82.68%
Himax Technologies Limited	Himax Analogic, Inc.	IC design and sales	ROC	98.62%	98.62%
Himax Technologies, Inc.	Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Technologies Limited	Himax Imaging, Ltd. (“Imaging Taiwan”)	IC design and sales	ROC	93.70%	96.85%
Himax Imaging, Ltd.	Himax Imaging Corp.	IC design	California, USA	93.70%	96.85%
Himax Technologies Limited	Himax Media Solutions, Inc.	ASIC service	ROC	99.22%	99.22%
Himax Technologies Limited	Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Himax Technologies Limited	Liqxtal Technology Inc.	LC Lens design and sales	ROC	64.00%	67.49%
Himax Technologies Limited	Himax IGI Precision Ltd.	3D micro and nano structure mastering and prototype replication	Delaware, USA	100.00%	100.00%
Himax Technologies Limited	Emza Visual Sense Ltd.	Visual sensors and efficient machine vision algorithm	Israel	100.00%	100.00%
Himax Technologies Limited	CM Visual Technology Corp.(1)	Omniwide film products design and sales	ROC	-	66.71%

Note (1): On October 30, 2020, Himax Technologies Limited acquired 66.71% of the shareholdings of CM Visual Technology Corp. (“CMVT”) and therefore, obtained control over CMVT.  Refer to Note 5(c) for further details.

Schedule of basic and diluted earnings per ordinary share

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2018	2019	2020

Profits (loss) attributable to Himax Technologies, Inc. stockholders (in thousands)	$8,569	(13,614)	47,134
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	345,020	345,101	345,708
Basic earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.02	(0.04)	0.14
Basic earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders(2)	$0.05	(0.08)	0.27

Contingently issuable ordinary shares underlying the unvested RSUs and employee stock options granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2018	2019	2020

Profits (loss) attributable to Himax Technologies, Inc. stockholders (in thousands)	$8,569	(13,614)	47,134
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	345,020	345,101	345,708
Unvested RSUs (in thousands)(1)	49	-	-
Employee stock options (in thousands)(1)	-	-	1,058
	345,069	345,101	346,766
Diluted earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.02	(0.04)	0.14
Diluted earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders(2)	$0.05	(0.08)	0.27

Note (1): Since the Company had net loss for 2019, the unvested RSUs and employee stock options are not being considered with dilutive effect for the year.

Note (2):   As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2018, 2019 and 2020 is 172,510 thousand, 172,550 thousand and 172,854 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2018, 2019 and 2020 is 172,534 thousand, 172,550 thousand and 173,383 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.